Property, Plant and Equipment, Net - Summary of Property Plant and Equipment (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 2,788,204,501	$ 2,726,838,537	$ 2,729,717,092
Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	5,428,558,807	5,260,244,809
Accumulated Amoritzation and Impairment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	(2,640,354,306)	(2,533,406,272)
Construction in Progress [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	554,424,935	588,700,578	511,700,683
Construction in Progress [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	554,424,935	588,700,578
Land [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	52,063,679	51,342,724	51,375,538
Land [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	52,063,679	51,342,724
Buildings [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	9,029,526	9,703,906	10,394,207
Buildings [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	22,251,858	22,458,889
Buildings [Member] | Accumulated Amoritzation and Impairment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	(13,222,332)	(12,754,983)
Plant and Equipment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	2,117,017,034	2,033,720,809	2,109,572,014
Plant and Equipment [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	4,666,169,339	4,481,701,141
Plant and Equipment [Member] | Accumulated Amoritzation and Impairment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	(2,549,152,305)	(2,447,980,332)
Fixtures and Fittings [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	37,160,396	24,007,331	26,457,203
Fixtures and Fittings [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	104,888,965	87,281,446
Fixtures and Fittings [Member] | Accumulated Amoritzation and Impairment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	(67,728,569)	(63,274,115)
Finance Leases [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	18,508,931	19,363,189	$ 20,217,447
Finance Leases [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	28,760,031	28,760,031
Finance Leases [Member] | Accumulated Amoritzation and Impairment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ (10,251,100)	$ (9,396,842)